ASSETS HELD FOR SALE - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jul. 12, 2023 USD ($)	Dec. 08, 2022 USD ($)	Dec. 08, 2022 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 12, 2023 JPY (¥)	Dec. 08, 2022 JPY (¥)	Sep. 30, 2022 USD ($)
Impairment loss on assets held for sale / property and equipment				$ 3,120	$ 110,033	$ 3,595
Air Transportation Equipment [Member]
Gain (loss) on disposal of assets held for sale						2,629
Impairment loss on assets held for sale / property and equipment						3,595
Consideration for disposal of assets held for sale									$ 15,800
Japan Ski Resort [Member]
Loan payable		$ 16,876						¥ 2,215,180,000
Disposal of interest		13,663
Consideration for disposal of assets held for sale | ¥			¥ 1.000
Loan Receivable		$ 16,876						¥ 2,215,180,000
Consideration for loan receivable transferred to buyer | ¥			¥ 1.000
Loss On Disposal Of Asset						3,106
Hakone Assets [Member]
Disposal of interest	$ 7,924
Gain (loss) on disposal of assets held for sale	4,468
Impairment loss on assets held for sale / property and equipment						$ 6,794
Consideration for disposal of assets held for sale	$ 15,222						¥ 2,144,000,000